Contingencies, Commitments and Responsibilities - Additional Information (Detail) $ / shares in Units, in Millions					12 Months Ended
	Apr. 30, 2018 USD ($)	Aug. 14, 2017 CLP ($)	Jun. 02, 2017 CLP ($)	Dec. 30, 2015 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 CLP ($) $ / shares	Dec. 31, 2017 CLP ($)	Dec. 31, 2018 CLF ( )	Aug. 14, 2017 CLF ( )	Jun. 02, 2017 CLF ( )
Disclosure of contingent liabilities in business combination [line items]
Provision for lawsuits and legal proceedings					$ 956,000,000	$ 956,000,000	$ 1,191,000,000
Fine for violations of credit margins				$ 21,765,000,000
Amount of pledged shares to secure Obligations related to transactions carried out with other brokers					12,630,000,000
Guarantee in cash and financial assets ceded to guarantee transactions					$ 5,042,000,000		4,101,000,000
Banco Corpbanca Colombia [member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of shares outstanding					12.36%
Purchase price per share | $ / shares						$ 3.5367
Description of purchase price calculation					The purchase price for the shares has not changed and will be US$3.5367 per share plus interest from August 4, 2015 until the payment date at an annual interest rate equal to Libor plus 2.7% minus the sum of the aggregate amount of dividends paid by Corpbanca Colombia to CorpBank since the date of the Transaction Agreement.
Itau Corpbanca Colombia S.A. [member]
Disclosure of contingent liabilities in business combination [line items]
Provision for lawsuits and legal proceedings					$ 152,000,000	$ 152,000,000	977,000,000
Aggregate legal claims					32,375,000,000	32,375,000,000	13,748,000,000
Labor processes amount					2,527,000,000	2,527,000,000
Labor processes provision					1,057,000,000		865,000,000
Itau Chile Administradora General de Fondos S.A. [member]
Disclosure of contingent liabilities in business combination [line items]
Guarantee expiration date		Aug. 30, 2021	Aug. 31, 2021
Insured amount for individual loss event	$ 5,000,000
Insured amount	$ 10,000,000
Bond maturity date	May 31, 2019
Itau Chile Administradora General de Fondos S.A. [member] | Guarantees [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent liability		$ 14,000,000	$ 400,000,000					773,051	500	15,000
Top of Range [Member]
Disclosure of contingent liabilities in business combination [line items]
Provision for lawsuits and legal proceedings					$ 26,995,000,000	$ 26,995,000,000	$ 36,309,000,000